                         Delaware Tax-Free Arizona Fund
                     Delaware Tax-Free Arizona Insured Fund
                       Delaware Tax-Free California Fund
                   Delaware Tax-Free California Insured Fund
                        Delaware Tax-Free Colorado Fund
                         Delaware Tax-Free Florida Fund
                     Delaware Tax-Free Florida Insured Fund
                          Delaware Tax-Free Idaho Fund
                        Delaware Tax-Free Minnesota Fund
                 Delaware Tax-Free Minnesota Intermediate Fund
                    Delaware Tax-Free Minnesota Insured Fund
               Delaware Minnesota High-Yield Municipal Bond Fund
                    Delaware Tax-Free Missouri Insured Fund
                        Delaware Tax-Free New York Fund
                     Delaware Tax-Free Oregon Insured Fund

                                 (each a "Fund")

                            Supplement to the Funds'
                    Class A, Class B and Class C Prospectus
                             dated October 31, 2001


The Board of Trustees has approved the following changes in sales charges for Class A and Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

For all Funds, except Delaware Tax-Free Minnesota Intermediate Fund, all references in this Prospectus to the maximum Class A sales charge are replaced with a new maximum sales charge of 4.50%. Additional changes to the Class A sales charge schedule are described below. All references in this Prospectus to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

For Delaware Tax-Free Minnesota Intermediate Fund, all references in this Prospectus to the Class B contingent deferred sales charge are replaced with the new Class B contingent deferred sales charge of 2.00% during the first year, 1.00% during the second and third years and 0% thereafter. The Class A sales charge (other than the amount of dealer commission on large purchases as described below) is not affected.

For all Funds, the maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class C CDSC and purchase amount are not affected.




                                                                     P5-320
                                                                J8595 (BUR) 9/02

Delaware Tax-Free Arizona Fund and Delaware Tax-Free Arizona Insured Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on pages 3 and 4 of the Prospectus under "Profile: Arizona Tax-Free Funds." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:


                                                                                  Average annual returns for periods ending 12/31/00

------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Arizona Fund                                                                            1 year     5 years    lifetime**
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                       6.03%      4.27%        5.90%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                       6.03%      4.14%        5.72%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                               5.88%      4.42%        5.76%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                      6.15%      4.25%        5.35%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                      9.18%      4.47%        5.63%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                                              11.68%      5.84%        6.76%
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Arizona Insured Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                       6.17%      4.08%        6.41%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                       6.17%      4.08%        6.36%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                               5.64%      4.20%        6.24%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                      6.44%      4.03%        5.32%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                      9.34%      4.24%        5.37%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Insured Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                                              13.46%      5.99%        7.53%
------------------------------------------------------------------------------------------------------------------------------------

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

The Funds' returns are compared to the performance of the Lehman Brothers Municipal Bond Index and the Lehman Brothers Insured Municipal Bond Index. You should remember that unlike the Funds, the indexes are unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Arizona Fund's Class B would be 10.15%, 4.49% and 5.49% for the one-year, five-year and lifetime periods, respectively, and the returns for Tax-Free Arizona Insured Fund's Class B would be 10.44%, 4.28% and 5.45% for the one-year, five-year and lifetime periods, respectively. Returns for Tax-Free Arizona Fund's Class C would be 10.18%, 4.47% and 5.63% for the one-year, five-year and lifetime periods, respectively, and returns for Tax-Free Arizona Insured Fund's Class C would be 10.34%, 4.24% and 5.37% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Tax-Free Arizona Fund were March 2, 1995, June 29, 1995 and May 13, 1995, respectively. Lehman Brothers Municipal Bond Index returns are for 10 years. Lehman Brothers Municipal Bond Index returns for Class B and Class C lifetimes were 6.62% and 6.35%, respectively. Inception dates for Class A, Class B and Class C shares of the Tax-Free Arizona Insured Fund were April 1, 1991, March 10, 1995 and May 26, 1994, respectively. Lehman Brothers Insured Municipal Bond Index returns are for 10 years. Lehman Brothers Insured Municipal Bond Index returns for Class B and Class C lifetimes were 7.05% and 7.20%, respectively.

What are the Funds' fees and expenses?

---------------------------------------------------------------------------------------------------------------------------
Sales charges are            CLASS                                                                A          B         C
fees paid directly       --------------------------------------------------------------------------------------------------
from your
investments when             Maximum sales charge (load) imposed on purchases as a
you buy or sell               percentage of offering price                                    4.50%       none      none
shares of a Fund.        --------------------------------------------------------------------------------------------------
                             Maximum contingent deferred sales charge (load) as a
                              percentage of original purchase price or redemption price,
                              whichever is lower                                               none(1)   4.00%(2)  1.00%(3)
                         --------------------------------------------------------------------------------------------------
                             Maximum sales charge (load) imposed on reinvested dividends       none       none      none
                         --------------------------------------------------------------------------------------------------
                             Redemption fees                                                   none       none      none
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Annual fund
operating expenses                                              Tax-Free Arizona Fund    Tax-Free Arizona Insured Fund
are deducted from           CLASS                                A         B        C             A         B        C
a Fund's assets.         --------------------------------------------------------------------------------------------------
                            Management fees                   0.55%     0.55%    0.55%         0.50%     0.50%    0.50%
                         --------------------------------------------------------------------------------------------------
                            Distribution and service
                             (12b-1) fees                     0.25%     1.00%    1.00%         0.25%     1.00%    1.00%
                         --------------------------------------------------------------------------------------------------
                            Other expenses                    0.21%     0.21%    0.21%         0.22%     0.22%    0.22%
                         --------------------------------------------------------------------------------------------------
                            Total annual fund operating
                             expenses                         1.01%     1.76%    1.76%         0.97%     1.72%    1.72%
                         --------------------------------------------------------------------------------------------------
                            Fee waivers and payments(4)      (0.26%)   (0.26%)  (0.26%)       (0.02%)   (0.02%)  (0.02%)
                         --------------------------------------------------------------------------------------------------
                            Net expenses                      0.75%     1.50%    1.50%         0.95%     1.70%    1.70%
---------------------------------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------------------------------------------------------------
                                            Tax-Free Arizona Fund                              Tax-Free Arizona Insured Fund
 CLASS(6)         A        B            B          C            C          A         B            B          C             C
                          (if redeemed)           (if redeemed)                     (if redeemed)          (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
  1 year       $523     $153         $553       $153         $253       $543      $173         $573       $173          $273
------------------------------------------------------------------------------------------------------------------------------------
  3 years      $732     $529         $754       $529         $529       $743      $540         $765       $540          $540
------------------------------------------------------------------------------------------------------------------------------------
  5 years      $959     $930       $1,080       $930         $930       $960      $931       $1,081       $931          $931
------------------------------------------------------------------------------------------------------------------------------------
 10 years    $1,608   $1,853       $1,853     $2,052       $2,052     $1,584    $1,830       $1,830     $2,028        $2,028
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth year, 1.00% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) The investment manager has contracted to waive fees and pay expenses of each Fund through October 31, 2002 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses and 12b-1 fees) from exceeding 0.50% of average daily net assets of Tax-Free Arizona Fund and 0.70% of average daily net assets of Tax-Free Arizona Insured Fund.
(5) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Tax-Free California Fund and Delaware Tax-Free California Insured Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on pages 6 and 7 of the Prospectus under "Profile: California Tax-Free Funds." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                                                                                  Average annual returns for periods ending 12/31/00

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10 years or
 Tax-Free California Fund                                                                          1 year    5 years    lifetime**
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                        9.41%     4.88%       6.20%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                        9.41%     4.82%       6.11%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                                7.83%     4.93%       6.03%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                       9.74%     4.95%       6.50%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                      12.66%     N/A         6.27%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                                               11.68%     5.84%       6.76%
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free California Insured Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                        8.02%     4.44%       5.80%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                        8.02%     4.44%       5.79%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                                6.77%     4.49%       5.68%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                       8.30%     4.49%       4.83%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                      11.44%     4.57%       5.35%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Insured Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                                               13.46%     5.99%       6.81%
------------------------------------------------------------------------------------------------------------------------------------

The Funds' returns are compared to the performance of the Lehman Brothers Municipal Bond Index and the Lehman Brothers Insured Municipal Bond Index. You should remember that unlike the Funds, the indexes are unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free California Fund's Class B would be 13.74%, 5.20% and 6.64% for the one-year, five-year and lifetime periods, respectively, and the returns for Tax-Free California Insured Fund's Class B would be 12.30%, 4.74% and 4.83% for the one-year, five-year and lifetime periods, respectively. Returns for Tax-Free California Fund's Class C would be 13.66% and 6.27% for the one-year and lifetime periods, respectively, and returns for Tax-Free California Insured Fund's Class C would be 12.44%, 4.57% and 5.35% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Tax-Free California Fund were March 2, 1995, August 23, 1995 and April 9, 1996, respectively. Lehman Brothers Municipal Bond Index returns are for 10 years. Lehman Brothers Municipal Bond Index returns for Class B and Class C lifetimes were 6.39% and 6.61%, respectively. Inception dates for Class A, Class B and Class C shares of the Tax-Free California Insured Fund were October 15, 1992, March 2, 1994 and April 12, 1995, respectively. Lehman Brothers Insured Municipal Bond Index returns are for 10 years. Lehman Brothers Insured Municipal Bond Index returns for Class B and Class C lifetimes were 7.05% and 6.53%, respectively.

What are the Funds' fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are               CLASS                                                                A        B          C
fees paid directly           -------------------------------------------------------------------------------------------------------
from your                      Maximum sales charge (load) imposed on purchases as a
investments when                percentage of offering price                                     4.50%     none       none
you buy or sell              -------------------------------------------------------------------------------------------------------
shares of a Fund.              Maximum contingent deferred sales charge (load) as a
                                percentage of original purchase price or redemption price,
                                whichever is lower                                                none(1) 4.00%(2)   1.00%(3)
                             -------------------------------------------------------------------------------------------------------
                               Maximum sales charge (load) imposed on reinvested
                                dividends                                                         none     none       none
                             -------------------------------------------------------------------------------------------------------
                               Redemption fees                                                    none     none       none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund                                                      Tax-Free California Fund   Tax-Free California Insured Fund
operating expenses             CLASS                                 A         B        C         A           B            C
are deducted from            -------------------------------------------------------------------------------------------------------
a Fund's assets.               Management fees                   0.55%     0.55%    0.55%     0.50%       0.50%        0.50%
                             -------------------------------------------------------------------------------------------------------
                               Distribution and service
                                 (12b-1) fees                    0.25%     1.00%    1.00%     0.25%       1.00%        1.00%
                             -------------------------------------------------------------------------------------------------------
                               Other expenses                    0.19%     0.19%    0.19%     0.12%       0.12%        0.12%
                             -------------------------------------------------------------------------------------------------------
                               Total annual fund operating
                                 expenses                        0.99%     1.74%    1.74%     0.87%       1.62%        1.62%
                             -------------------------------------------------------------------------------------------------------
                               Fee waivers and payments(4)      (0.49%)   (0.49%)  (0.49%)   (0.00%)     (0.00%)      (0.00%)
                             -------------------------------------------------------------------------------------------------------
                               Net expenses                      0.50%     1.25%    1.25%     0.87%       1.62%        1.62%
------------------------------------------------------------------------------------------------------------------------------------


This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------------------------------------------------------------
                                         Tax-Free California Fund                          Tax-Free California Insured Fund
 CLASS(6)         A        B            B          C            C          A         B           B          C             C
                           (if redeemed)            (if redeemed)                    (if redeemed)            (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
  1 year       $499     $127         $527       $127         $227       $535      $165        $565       $165          $265
------------------------------------------------------------------------------------------------------------------------------------
  3 years      $704     $500         $725       $500         $500       $715      $511        $736       $511          $511
------------------------------------------------------------------------------------------------------------------------------------
  5 years      $927     $898       $1,048       $898         $898       $911      $881      $1,031       $881          $881
------------------------------------------------------------------------------------------------------------------------------------
 10 years    $1,566   $1,812       $1,812     $2,011       $2,011     $1,474    $1,721      $1,721     $1,922        $1,922
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth year, 1.00% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) The investment manager has contracted to waive fees and pay expenses of each Fund through October 31, 2002 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.25% of average daily net assets of Tax-Free California Fund and 0.75% of average daily net assets of Tax-Free California Insured Fund.
(5) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Tax-Free Colorado Fund and Delaware Tax-Free Idaho Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on pages 9 and 10 of the Prospectus under "Profile: Colorado and Idaho Tax-Free Funds." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                                                                                  Average annual returns for periods ending 12/31/00
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10 years or
 Tax-Free Colorado Fund                                                                            1 year    5 years    lifetime**
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                        6.22%     4.16%       6.45%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                        6.22%     4.16%       6.34%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                                5.81%     4.34%       6.29%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                       6.43%     4.07%       5.30%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                       9.35%     4.31%       5.41%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                                               11.68%     5.84%       7.74%
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Idaho Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                        5.63%     4.05%       6.19%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                        5.63%     4.04%       6.13%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                                5.44%     4.21%       6.00%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                       5.87%     4.07%       5.28%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                       8.87%     4.21%       6.09%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                                               11.68%     5.84%       7.29%
------------------------------------------------------------------------------------------------------------------------------------

The Funds' returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Colorado Fund's Class B would be 10.44%, 4.32% and 5.44% for the one-year, five-year and lifetime periods, respectively, and the returns for Tax-Free Idaho
      Fund's Class B would be 9.87%, 4.32% and 5.41% for the one-year, five-year and lifetime periods, respectively. Returns for Tax-Free Colorado Fund's Class C would be 10.35%, 4.31% and 5.41% for the one-year, five-year and lifetime periods, respectively, and the returns for Tax-Free Idaho Fund's Class C would be 9.87%, 4.21% and 6.09% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Tax-Free Colorado Fund were March 22, 1995 and May 6, 1994, respectively. Lehman Brothers Municipal Bond Index returns are for 10 years. Lehman Brothers Municipal Bond Index returns for Class B and Class C lifetimes were
      6.76% and 6.77%, respectively. Inception dates for Class A, Class B and Class C shares of the Tax-Free Idaho Fund were January 4, 1995, March 16, 1995 and January 11, 1995, respectively. Lehman Brothers Municipal Bond Index returns are for 10 years. Lehman Brothers Municipal Bond Index returns for Class B and Class C lifetimes were 6.76% and 7.29%, respectively.

What are the Funds' fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are              CLASS                                                                 A         B          C
fees paid directly           -------------------------------------------------------------------------------------------------------
from your                      Maximum sales charge (load) imposed on purchases as a
investments when                percentage of offering price                                     4.50%      none       none
you buy or sell              -------------------------------------------------------------------------------------------------------
shares of a Fund.              Maximum contingent deferred sales charge (load) as a
                                percentage of original purchase price or redemption price,
                                whichever is lower                                                none(1)  4.00%(2)   1.00%(3)
                             -------------------------------------------------------------------------------------------------------
                               Maximum sales charge (load) imposed on reinvested
                                dividends                                                         none      none       none
                             -------------------------------------------------------------------------------------------------------
                               Redemption fees                                                    none      none       none
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Annual fund                                                        Tax-Free Colorado Fund     Tax-Free Colorado Insured Fund
operating expenses             CLASS                                 A         B        C         A           B            C
are deducted from            -------------------------------------------------------------------------------------------------------
a Fund's assets.               Management fees                   0.55%     0.55%    0.55%     0.55%       0.55%        0.55%
                             -------------------------------------------------------------------------------------------------------
                               Distribution and service
                                 (12b-1) fees                    0.25%     1.00%    1.00%     0.25%       1.00%        1.00%
                             -------------------------------------------------------------------------------------------------------
                               Other expenses                    0.20%     0.20%    0.20%     0.23%       0.23%        0.23%
                             -------------------------------------------------------------------------------------------------------
                               Total annual fund operating
                                 expenses                        1.00%     1.75%    1.75%     1.03%       1.78%        1.78%
                             -------------------------------------------------------------------------------------------------------
                               Fee waivers and payments(4)      (0.00%)   (0.00%)  (0.00%)   (0.03%)     (0.03%)      (0.03%)
                             -------------------------------------------------------------------------------------------------------
                               Net expenses                      1.00%     1.75%    1.75%     1.00%       1.75%        1.75%
------------------------------------------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------------------------------------------------------------
                                           Tax-Free Colorado Fund                                      Tax-Free Idaho Fund
 CLASS(6)         A        B            B          C            C          A         B            B          C           C
                            (if redeemed)           (if redeemed)                     (if redeemed)           (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
  1 year       $547     $178         $578       $178         $278       $547      $178         $578       $178        $278
------------------------------------------------------------------------------------------------------------------------------------
  3 years      $754     $551         $776       $551         $551       $760      $557         $782       $557        $557
------------------------------------------------------------------------------------------------------------------------------------
  5 years      $978     $949       $1,099       $949         $949       $990      $962       $1,112       $962        $962
------------------------------------------------------------------------------------------------------------------------------------
 10 years    $1,620   $1,864       $1,864     $2,062       $2,062     $1,650    $1,894       $1,894     $2,092      $2,092
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth year, 1.00% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) The investment manager has contracted to waive fees and pay expenses of each Fund through October 31, 2002 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on pages 13--15 of the Prospectus under "Profile: Florida and New York Tax-Free Funds." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                                                                                  Average annual returns for periods ending 12/31/00
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10 years or
 Tax-Free Florida Fund                                                                             1 year    5 years    lifetime**
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                        5.88%     4.34%       5.83%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                        5.88%     4.31%       5.80%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                                5.53%     4.48%       5.73%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                       6.08%     4.45%       5.27%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                       9.14%     4.56%       5.56%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                                               11.68%     5.84%       7.74%
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Florida Insured Fund***
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                        5.98%     4.23%       6.14%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                        5.98%     4.23%       6.12%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                                5.54%     4.34%       6.01%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                       6.12%     4.23%       5.09%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                       9.12%     N/A         4.12%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Insured Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                                               13.46%     5.99%       7.06%
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free New York Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                        6.87%     3.03%       5.51%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                        6.87%     2.95%       5.47%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                                6.34%     3.44%       5.63%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                       7.24%     2.98%       4.59%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                      10.25%     3.19%       3.73%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                                               11.68%     5.84%       7.68%
------------------------------------------------------------------------------------------------------------------------------------

The Funds' returns are compared to the performance of the Lehman Brothers Municipal Bond Index and the Lehman Brothers Insured Municipal Bond Index. You should remember that unlike the Funds, the indexes are unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Florida Fund's Class B would be 10.08%, 4.70% and 5.42% for the one-year, five-year and lifetime periods, respectively, the returns for Tax-Free Florida Insured Fund's Class B would be 10.12%, 4.48% and 5.09% for the one-year, five-year and lifetime periods, respectively, and the returns for Tax-Free New York Fund's Class B would be 11.24%, 3.22% and 4.59% for the one-year, five-year and lifetime periods, respectively. Returns for Tax-Free Florida Fund's Class C would be 10.14%, 4.56% and 5.56% for the one-year, five-year and lifetime periods, respectively, returns for Tax-Free Florida Insured Fund's Class C would be 10.12% and 2.79% for the one-year and lifetime periods, respectively, and returns for Tax-Free New York Fund's Class C would be 11.25%, 3.19% and 3.73% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Tax-Free Florida Fund were March 2, 1995, September 15, 1995 and
      April 22, 1995, respectively. Lehman Brothers Municipal Bond Index returns are for 10 years. Lehman Brothers Municipal Bond Index returns for Class B and Class C lifetimes were 6.76% and 6.77%, respectively. Inception dates for Class A, Class B and Class C shares of the Tax-Free Florida Insured Fund were January 1, 1992, March 11, 1994 and
      September 29, 1997, respectively. Lehman Brothers Insured Municipal Bond Index returns are for 10 years. Lehman Brothers Insured Municipal Bond Index returns for Class B and Class C lifetimes were 7.05% and 6.53%, respectively. Inception dates for Class A, Class B and Class C shares of the Tax-Free New York Fund were November 6, 1987, November 14, 1994 and April 26, 1995, respectively. Lehman Brothers Municipal Bond Index returns are for 10 years. Lehman Brothers Municipal Bond Index returns for Class B and Class C lifetimes were 7.97% and 6.85%, respectively.
*** Class C shares were sold and outstanding from September 29, 1997 until December 18, 1997, when all of the outstanding Class C shares were redeemed. There were no outstanding Class C shares or shareholder activity from December 19, 1997 through January 7, 1999. The performance for Class C shares during the period from December 19, 1997 through January 7, 1999 is based on the performance of Class B shares.

What are the Funds' fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are              CLASS                                                                 A         B          C
fees paid directly           -------------------------------------------------------------------------------------------------------
from your                      Maximum sales charge (load) imposed on purchases as a
investments from                percentage of offering price                                     4.50%      none       none
you buy or sell              -------------------------------------------------------------------------------------------------------
shares of a Fund.              Maximum contingent deferred sales charge (load) as a
                                percentage of original purchase price or redemption price,
                                whichever is lower                                                none(1)  4.00%(2)   1.00%(3)
                             -------------------------------------------------------------------------------------------------------
                               Maximum sales charge (load) imposed on reinvested
                                dividends                                                         none      none       none
                             -------------------------------------------------------------------------------------------------------
                               Redemption fees                                                    none      none       none
------------------------------------------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from a Fund's assets.


------------------------------------------------------------------------------------------------------------------------------------
                                        Tax-Free Florida Fund      Tax-Free Florida Insured Fund         Tax-Free New York Fund
   CLASS                                 A         B        C         A           B            C           A         B        C
------------------------------------------------------------------------------------------------------------------------------------
   Management fees                   0.55%     0.55%    0.55%     0.50%       0.50%        0.50%       0.55%     0.55%    0.55%
------------------------------------------------------------------------------------------------------------------------------------
   Distribution and service
     (12b-1) fees                    0.25%     1.00%    1.00%     0.25%       1.00%        1.00%       0.25%     1.00%    1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Other expenses                    0.17%     0.17%    0.17%     0.22%       0.22%        0.22%       0.22%     0.22%    0.22%
------------------------------------------------------------------------------------------------------------------------------------
   Total annual fund operating
     expenses                        0.97%     1.72%    1.72%     0.97%       1.72%        1.72%       1.02%     1.77%    1.77%
------------------------------------------------------------------------------------------------------------------------------------
   Fee waivers and payments(4)      (0.22%)   (0.22%)  (0.22%)   (0.07%)     (0.07%)      (0.07%)     (0.52%)   (0.52%)  (0.52%)
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses                      0.75%     1.50%    1.50%     0.90%       1.65%        1.65%       0.50%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth year, 1.00% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) The investment manager has contracted to waive fees and pay expenses of each Fund through October 31, 2002 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses and 12b-1 fees) from exceeding 0.50% of average daily net assets of Tax-Free Florida Fund, 0.65% of average daily net assets of Tax-Free Florida Insured Fund and 0.25% of average daily net assets of Tax-Free New York Fund.

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------------------------------------------------------------
                                                  Tax-Free Florida Fund                             Tax-Free Florida Insured Fund
 CLASS(6)           A        B              B          C              C          A         B              B          C          C
                               (if redeemed)             (if redeemed)                       (if redeemed)           (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
  1 year         $523     $153           $553       $153           $253       $538      $168           $568       $168       $268
------------------------------------------------------------------------------------------------------------------------------------
  3 years        $724     $520           $745       $520           $520       $738      $535           $760       $535       $535
------------------------------------------------------------------------------------------------------------------------------------
  5 years        $942     $913         $1,063       $913           $913       $956      $927         $1,077       $927       $927
------------------------------------------------------------------------------------------------------------------------------------
 10 years      $1,567   $1,813         $1,813     $2,012         $2,012     $1,580    $1,826         $1,826     $2,024     $2,024
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Tax-Free New York Fund
 CLASS(6)                                       A          B              B             C             C
                                                              (if redeemed)               (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
  1 year                                     $499       $127           $527          $127          $227
------------------------------------------------------------------------------------------------------------------------------------
  3 years                                    $711       $507           $732          $507          $507
------------------------------------------------------------------------------------------------------------------------------------
  5 years                                    $940       $911         $1,061          $911          $911
------------------------------------------------------------------------------------------------------------------------------------
 10 years                                  $1,597     $1,842         $1,842        $2,041        $2,041
------------------------------------------------------------------------------------------------------------------------------------

(5) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on pages 18 -- 20 of the Prospectus under "Profile: Minnesota Tax-Exempt Funds." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                                                                                  Average annual returns for periods ending 12/31/00
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10 years or
 Tax-Free Minnesota Fund                                                                           1 year    5 years   lifetime***
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                        5.95%     3.90%       6.01%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                        5.95%     3.88%       5.94%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                                5.61%     4.11%       5.91%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                       6.16%     3.92%       5.15%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes**                                                                      9.17%     4.12%       5.11%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                                               11.68%     5.84%       8.83%
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Minnesota Insured Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                        5.30%     4.00%       6.16%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                        5.30%     4.00%       6.14%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                                5.12%     4.15%       6.04%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                       5.43%     3.96%       5.12%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes**                                                                      8.32%     4.19%       5.03%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Insured Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                                               13.46%     5.99%        N/A
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Minnesota Intermediate Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                        3.73%     3.08%       4.76%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                        3.73%     3.08%       4.74%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                                4.30%     3.43%       4.79%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                       3.74%     2.84%       3.26%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes**                                                                      4.72%     2.81%       3.60%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Five-Year Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                                                7.72%     4.72%        N/A
------------------------------------------------------------------------------------------------------------------------------------
 Minnesota High-Yield Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                        2.39%       N/A       4.15%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                        2.39%       N/A       4.15%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                                3.77%       N/A       4.50%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                       2.34%       N/A       4.66%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes**                                                                      5.34%       N/A       4.43%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                                               11.68%       N/A       6.62%
------------------------------------------------------------------------------------------------------------------------------------

The Funds' returns are compared to the performance of certain indexes. You should remember that unlike the Funds, the indexes are unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Minnesota Fund's Class B would be 10.17%, 4.17% and 5.28% for the one-year, five-year and lifetime periods, respectively, the returns for Tax-Free Minnesota Insured Fund's Class B would be 9.43%, 4.22% and 5.26% for the one-year, five-year and lifetime periods, respectively, the returns for Tax-Free Minnesota Intermediate Fund's Class B would be 5.74%, 2.84% and 3.26% for the one-year, five-year and lifetime periods, respectively, and the returns for Minnesota High-Yield Municipal Bond Fund's Class B would be 6.34% and 4.94% for the one-year and lifetime periods, respectively.
** Total returns assume redemption of shares at end of period If shares were not redeemed, the returns for Tax-Free Minnesota Fund's Class C would be 10.17%, 4.12% and 5.11% for the one-year, five-year and lifetime periods, respectively, the returns for Tax-Free Minnesota Insured Fund's Class C would be 9.32%, 4.19% and 5.03% for the one-year, five-year and lifetime periods, respectively, the returns for Tax-Free Minnesota Intermediate Fund's Class C would be 5.72%, 2.81% and 3.60% for the one-year, five-year and lifetime periods, respectively, and the returns for Minnesota High-Yield Municipal Bond Fund's Class C would be 6.34% and 4.43% for the one-year and lifetime periods, respectively.
*** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Tax-Free Minnesota Fund were March 11, 1995 and May 4, 1994, respectively. Lehman Brothers Municipal Bond Index returns are for 10 years. Lehman Brothers Municipal Bond Index returns for Class B and Class C lifetimes were 6.76% and 6.77%, respectively. Inception dates for Class B and Class C shares of the Tax-Free Minnesota Insured Fund were March 7, 1995 and
      May 4, 1994, respectively. Lehman Brothers Insured Municipal Bond Index returns are for 10 years. Lehman Brothers Insured Municipal Bond Index returns for Class B and Class C lifetimes were 7.05% and 7.20%, respectively. Inception dates for Class B and Class C shares of the Tax-Free Minnesota Intermediate Fund were August 15, 1995 and May 4, 1994, respectively. Lehman Brothers Five-Year Municipal Bond Index returns are for 10 years. Lehman Brothers Five-Year Municipal Bond Index returns for Class B and Class C lifetimes were 5.08% and 5.56%, respectively. Inception dates for Class A shares of the Minnesota High-Yield Bond Fund was June 4, 1996 and Class B and Class C shares was June 12, 1996. Lehman Brothers Municipal Bond Index returns are for 10 years. Lehman Brothers Municipal Bond Index returns for Class B and Class C lifetimes was 6.62%.

What are the Funds' fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of a Fund.

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Tax-Free Minnesota Insured Fund             Tax-Free Minnesota
                                                                           Tax-Free Minnesota Fund              Intermediate Fund
                                                          Minnesota High-Yield Municipal Bond Fund
 CLASS                                                                   A            B          C          A         B         C
-----------------------------------------------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases
  as a percentage of offering price                                  4.50%         none       none      2.75%      none      none
-----------------------------------------------------------------------------------------------------------------------------------
 Maximum contingent deferred sales charge (load)
  as a percentage of original purchase price or
  redemption price, whichever is lower                                none(1)     4.00%(2)   1.00%(3)    none(1)  2.00%(4)  1.00%(3)
-----------------------------------------------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on
  reinvested dividends                                                none         none       none       none      none      none
-----------------------------------------------------------------------------------------------------------------------------------
 Redemption fees                                                      none         none       none       none      none      none
-----------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase for Tax-Free Minnesota Fund, Tax-Free Minnesota Insured Fund and Minnesota High-Yield Municipal Bond Fund and within one year of purchase for Tax-Free Minnesota Intermediate Fund. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth year, 1.00% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 2.00%, which declines to 1.00% during the second and third years and 0% thereafter.

Annual fund operating expenses are deducted from a Fund's assets.

------------------------------------------------------------------------------------------------------------------------------------
                                                        Tax-Free Minnesota Fund    Tax-Free Minnesota Insured Fund
 CLASS                                                     A         B        C            A         B           C
------------------------------------------------------------------------------------------------------------------------------------
 Management fees                                       0.55%     0.55%    0.55%        0.50%     0.50%       0.50%
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                 0.25%     1.00%    1.00%        0.25%     1.00%       1.00%
------------------------------------------------------------------------------------------------------------------------------------
 Other expenses                                        0.20%     0.20%    0.20%        0.15%     0.15%       0.15%
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund operating expenses                  1.00%     1.75%    1.75%        0.90%     1.65%       1.65%
------------------------------------------------------------------------------------------------------------------------------------
 Fee waivers and payments(5)                          (0.00%)   (0.00%)  (0.00%)      (0.00%)   (0.00%)     (0.00%)
------------------------------------------------------------------------------------------------------------------------------------
 Net expenses                                          1.00%     1.75%    1.75%        0.90%     1.65%       1.65%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Minnesota High-Yield Municipal
                                           Tax-Free Minnesota Intermediate Fund                        Bond Fund
 CLASS                                                    A          B        C           A         B          C
------------------------------------------------------------------------------------------------------------------------------------
 Management fees                                       0.50%     0.50%    0.50%       0.55%     0.55%      0.55%
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                 0.15%(6)  1.00%    1.00%       0.25%     1.00%      1.00%
------------------------------------------------------------------------------------------------------------------------------------
 Other expenses                                        0.28%     0.28%    0.28%       0.14%     0.14%      0.14%
------------------------------------------------------------------------------------------------------------------------------------
 Total annual fund operating expenses                  0.93%     1.78%    1.78%       0.94%     1.69%      1.69%
------------------------------------------------------------------------------------------------------------------------------------
 Fee waivers and payments(5)                          (0.03%)   (0.03%)  (0.03%)     (0.19%)   (0.19%)    (0.19%)
------------------------------------------------------------------------------------------------------------------------------------
 Net expenses                                          0.90%     1.75%    1.75%       0.75%     1.50%      1.50%
------------------------------------------------------------------------------------------------------------------------------------

(5) The investment manager has contracted to waive fees and pay expenses of each Fund through October 31, 2002 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets of Tax-Free Minnesota Fund, Minnesota Insured Fund and Tax-Free Minnesota Intermediate Fund and 0.50% of average daily net assets of Minnesota High-Yield Municipal Bond Fund.
(6) The 12b-1 Plan expenses for Tax-Free Minnesota Intermediate Fund's Class A shares have been set by the Board of Trustees at 0.15% of average daily net assets. The maximum fees payable under Class A's 12b-1 Plan are 0.25% of average daily net assets.

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------------------------------------------------------------
                                       Tax-Free Minnesota Fund(8)                        Tax-Free Minnesota Insured Fund(8)
 CLASS            A        B            B          C            C          A         B              B          C          C
                            (if redeemed)           (if redeemed)                       (if redeemed)         (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
  1 year       $547     $178         $578       $178         $278       $538      $168           $568       $168       $268
------------------------------------------------------------------------------------------------------------------------------------
  3 years      $754     $551         $776       $551         $551       $724      $520           $745       $520       $520
------------------------------------------------------------------------------------------------------------------------------------
  5 years      $978     $949       $1,099       $949         $949       $926      $897         $1,047       $897       $897
------------------------------------------------------------------------------------------------------------------------------------
 10 years    $1,620   $1,864       $1,864     $2,062       $2,062     $1,508    $1,754         $1,754     $1,955     $1,955
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Tax-Free Minnesota Intermediate Fund(9)               Minnesota High-Yield Municipal Bond Fund(8)
 CLASS            A        B               B         C            C          A         B               B         C          C
                               (if redeemed)          (if redeemed)                        (if redeemed)        (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
  1 year       $364     $178            $378      $178         $278       $523      $153            $553      $153       $253
------------------------------------------------------------------------------------------------------------------------------------
  3 years      $560     $557            $657      $557         $557       $718      $514            $739      $514       $514
------------------------------------------------------------------------------------------------------------------------------------
  5 years      $773     $962            $962      $962         $962       $929      $900          $1,050      $900       $900
------------------------------------------------------------------------------------------------------------------------------------
 10 years    $1,384   $1,565          $1,565    $2,092       $2,092     $1,536    $1,782          $1,782    $1,982     $1,982
------------------------------------------------------------------------------------------------------------------------------------

(7) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.
(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.
(9) The Class B example reflects the conversion of Class B shares to Class A shares after approximately five years. Information for years six through ten reflects expenses of the Class A shares.

Delaware Tax-Free Missouri Insured Fund and Delaware Oregon Insured Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on pages 22 -- 23 of the Prospectus under "Profile: Minnesota Tax-Exempt Funds." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                                                                                  Average annual returns for periods ending 12/31/00
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Missouri Insured Fund                                                                     1 year    5 years   lifetime**
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                         5.06%     3.94%       5.36%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                         5.06%     3.94%       5.35%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                                 4.95%     4.09%       5.32%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                        5.15%     3.94%       4.75%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                        8.14%     4.09%       4.42%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Insured Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                                                13.46%     5.99%       6.74%
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Oregon Insured Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                         7.78%     4.16%       4.62%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                         7.78%     4.16%       4.62%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                                 6.61%     4.25%       4.65%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                        7.94%     4.14%       4.81%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                       11.05%     4.31%       5.10%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Insured Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                                                13.46%     5.99%       5.97%
------------------------------------------------------------------------------------------------------------------------------------

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

The Funds' returns are compared to the performance of the Lehman Brothers Insured Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Missouri Insured Fund's Class B would be 9.15%, 4.20% and 4.75% for the one-year, five-year and lifetime periods, respectively, and the returns for Tax-Free Oregon Insured Fund's Class B would be 11.94%, 4.39% and 4.81% for the one-year, five-year and lifetime periods, respectively. Returns for Tax-Free Missouri Insured Fund's Class C would be 9.14%, 4.09% and 4.42% for the one-year, five-year and lifetime periods, respectively, and returns for Tax-Free Oregon Insured Fund's Class C would be 12.05%, 4.31% and 5.10% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Tax-Free Missouri Insured Fund were November 2, 1992, March 12, 1994 and November 11, 1995, respectively. Lehman Brothers Insured Municipal Bond Index returns are for 10 years. Lehman Brothers Insured Municipal Bond Index returns for Class B and Class C lifetimes were 7.05% and 5.99%, respectively. Inception dates for Class A, Class B and Class C shares of the Tax-Free Oregon Insured Fund were August 1, 1993, March 12, 1994 and July 7, 1995, respectively. Lehman Brothers Insured Municipal Bond Index returns are for 10 years. Lehman Brothers Insured Municipal Bond Index returns for Class B and Class C lifetimes were 7.05% and 6.63%, respectively.

What are the Funds' fees and expenses?


---------------------------------------------------------------------------------------------------------------------------
Sales charges are            CLASS                                                                A          B          C
fees paid directly       --------------------------------------------------------------------------------------------------
from your
investments when             Maximum sales charge (load) imposed on purchases as a
you buy or sell               percentage of offering price                                    4.50%       none       none
shares of a Fund.        --------------------------------------------------------------------------------------------------
                             Maximum contingent deferred sales charge (load) as a
                              percentage of original purchase price or redemption price,
                              whichever is lower                                               none(1)   4.00%(2)   1.00%(3)
                         --------------------------------------------------------------------------------------------------
                             Maximum sales charge (load) imposed on reinvested dividends       none       none       none
                         --------------------------------------------------------------------------------------------------
                             Redemption fees                                                   none       none       none
---------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth year, 1.00% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

---------------------------------------------------------------------------------------------------------------------------
Annual fund
operating expenses                                      Tax-Free Missouri Insured Fund     Tax-Free Oregon Insured Fund
are deducted from           CLASS                                 A         B        C             A         B        C
a Fund's assets.         --------------------------------------------------------------------------------------------------
                            Management fees                   0.50%     0.50%    0.50%         0.50%     0.50%    0.50%
                         --------------------------------------------------------------------------------------------------
                            Distribution and service
                             (12b-1) fees                     0.25%     1.00%    1.00%         0.25%     1.00%    1.00%
                         --------------------------------------------------------------------------------------------------
                            Other expenses                    0.20%     0.20%    0.20%         0.24%     0.24%    0.24%
                         --------------------------------------------------------------------------------------------------
                            Total annual fund operating
                             expenses                         0.95%     1.70%    1.70%         0.99%     1.74%    1.74%
                         --------------------------------------------------------------------------------------------------
                            Fee waivers and payments(4)          --        --       --        (0.14%)   (0.14%)  (0.14%)
                         --------------------------------------------------------------------------------------------------
                            Net expenses                         --        --       --         0.85%     1.60%    1.60%
---------------------------------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------------------------------------------------------------
                                  Tax-Free Missouri Insured Fund(5)                          Tax-Free Oregon Insured Fund(6)
 CLASS            A        B              B          C            C          A         B            B            C         C
                              (if redeemed)           (if redeemed)                      (if redeemed)          (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
  1 year       $543     $173           $573       $173         $273       $533      $163           $563       $163      $263
------------------------------------------------------------------------------------------------------------------------------------
  3 years      $739     $536           $761       $536         $536       $738      $534           $759       $534      $534
------------------------------------------------------------------------------------------------------------------------------------
  5 years      $952     $923         $1,073       $923         $923       $959      $931         $1,081       $931      $931
------------------------------------------------------------------------------------------------------------------------------------
 10 years    $1,564   $1,810         $1,810     $2,009       $2,009     $1,596    $1,841         $1,842     $2,040    $2,040
------------------------------------------------------------------------------------------------------------------------------------

(4) The investment manager has contracted to waive fees and pay expenses of Tax-Free Oregon Insured Fund through October 31, 2002 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.60% of average daily net assets of the Fund.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that Tax-Free Missouri Insured Fund's total operating expenses remain unchanged in each of the periods we show.

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Missouri Insured Fund, Delaware Tax-Free New York Fund, Delaware Tax-Free Oregon Insured Fund:

The following information replaces the first bullet and the table under "Choosing a share Class--Class A" on page 35:

CLASS A

o Class A shares have an up-front sales charge of up to 4.50% that you pay when you buy the shares. Class A shares of Tax-Free Minnesota Intermediate Fund have an up-front sales charge of up to 2.75%. The offering price for Class A shares includes the front-end sales charge.

Class A sales charges

-------------------------------------------------------------------------------------------------------------------------
                                      Tax-Free Funds, Insured Funds,
                                 Minnesota High-Yield Municipal Bond Fund       Tax-Free Minnesota Intermediate Fund
                                --------------------------------------------   ------------------------------------------
                                                                Dealer's           Sales      Sales      Dealer's
                                     Sales          Sales      Commission         charge      charge    Commission
       Amount of purchase         charge as %    charge as %     as % of          as % of    as % of      as % of
                                  of offering     of amount     offering         offering     amount     offering
                                     price        invested        price            price     invested      price
-------------------------------------------------------------------------------------------------------------------------
      Less than $100,000             4.50%          4.71%         4.00%            2.75%      2.83%        2.35%
-------------------------------------------------------------------------------------------------------------------------
 $100,000 but under $250,000         3.50%          3.63%         3.00%            2.00%      2.04%        1.75%
-------------------------------------------------------------------------------------------------------------------------
 $250,000 but under $500,000         2.50%          2.56%         2.00%            1.00%      1.01%        0.75%
-------------------------------------------------------------------------------------------------------------------------
 $500,000 but under $1 million       2.00%          2.04%         1.60%            1.00%      1.01%        0.75%
-------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge, unless a specific waiver of the charge applies: of 1% if you redeem shares of the Tax-Free Funds, Insured Funds or Minnesota High-Yield Municipal Bond Fund within the first year and 0.50% if you redeem shares within the second year; and of 0.75% if you redeem shares of the Tax-Free Minnesota Intermediate Fund within the first year.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Dealer's Commission as % of offer price
                                                     Sales          Sales     ------------------------------------------------------
               Amount of purchase                 charge as %    charge as %    Tax-Free Funds, Insured Funds   Tax-Free Minnesota
                                                  of offering     of amount       and Minnesota High-Yield         Intermediate
                                                     price         invested          Municipal Bond Fund               Fund
------------------------------------------------------------------------------------------------------------------------------------
          $1 million up to $5 million                 none           none                   1.00%                      0.75%
------------------------------------------------------------------------------------------------------------------------------------
                Next $20 million
               up to $25 million                      none           none                   0.50%                      0.50%
------------------------------------------------------------------------------------------------------------------------------------
            Amount over $25 million                   none           none                   0.25%                      0.25%
------------------------------------------------------------------------------------------------------------------------------------

The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share Class -- Class B" on page 36:

CLASS B

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. For Tax-Free Minnesota Intermediate Fund, the contingent deferred sales charge is 2.00% during the first year, 1.00% during the second and third years and 0% thereafter.

o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.


The date of this Supplement is September 16, 2002.